                     SUPPLEMENT TO SPINNAKER PLUS PROSPECTUS
                         SUPPLEMENT DATED APRIL 29, 2005
              TO PROSPECTUS DATED DECEMBER 1, 2004 AS SUPPLEMENTED

Symetra Life Insurance Company previously communicated to you that we would be making changes to the investment options offered to existing contractowners under the Spinnaker Plus contract. We had communicated that we would be closing the following portfolios to all contributions.

AIM V.I. Aggressive Growth Fund (Series I Shares)
AIM V.I. Growth Fund (Series I shares)
AIM V.I. Health Sciences Fund (Series I Shares)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
Federated Capital Income Fund II
Federated International Equity Fund II
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Growth Opportunities Portfolio
ING VP Emerging Markets Fund
ING VP Natural Resources Trust
JPMorgan U.S. Large Cap Core Equity Portfolio
Scudder Variable Series I: Balanced Portfolio
Scudder Variable Series I: International Portfolio

Symetra Life has decided not to close these portfolios to all contributions. The availability of the above investment options will be as follows:

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE TO ALL CONTRACTOWNERS:

AIM V.I. Aggressive Growth Fund (Series I Shares)
AIM V.I. Health Sciences Fund (Series I Shares)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
Federated Capital Income Fund II
Fidelity VIP Asset Manager(SM) Portfolio
ING VP Natural Resources Trust

             THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE
            BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003:

AIM V.I. Growth Fund (Series I shares)
Fidelity VIP Growth Opportunities Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio
Scudder Variable Series I: International Portfolio
Scudder Variable Series II: Total Return Portfolio
(formerly Scudder Variable Series I: Balanced Portfolio)

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:

ING VP Emerging Markets Fund
Federated International Equity Fund II

   THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION FOUND ON PAGES 4-7
                  IN THE PROSPECTUS AND ANY PRIOR SUPPLEMENTS.

                  SYMETRA RESOURCE VARIABLE ACCOUNT B FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted. There are situations where all or some of the transaction expenses do not apply. See Section 5 -Charges and Expenses for a complete discussion.

                                                             MAXIMUM AMOUNT
                       OWNER TRANSACTION EXPENSES               DEDUCTED         CURRENT AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE                                    8%                Year 1     8%
(As a percentage of the amount withdrawn)

WITHDRAWAL CHARGE                                                $ 25           $25 or 2% of amount withdrawn
(Assessed for each withdrawal after the first withdrawal                              whichever is less
in a contract year)

TRANSFER CHARGE                                                  $ 10           $10 or 2% of amount transferred
(Assessed for each  transfer in excess of 12 transfers in                       whichever is less
a contract year)

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

                                                                                        AMOUNT DEDUCTED
                                                                              ----------------------------------
                         PERIODIC CHARGES                                          MAXIMUM
        (NOT INCLUDING PORTFOLIO OPERATING FEES AND EXPENSES)                 GUARANTEED CHARGE   CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average account value)

     Mortality And Expense Risk Charge                                              1.25%              1.25%
     Asset Related Administration  Charge                                           None               None
                                                                                    -----              ----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                         1.25%              1.25%
                                                                                    =====              =====

        SYMETRA RESORUCE VARIABLE ACCOUNT B PORTFOLIO OPERATING EXPENSES
                     (as a percentage of average net assets)

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2004. The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. IN ADDITION, THE FUNDS MAY MAKE PAYMENTS TO SYMETRA LIFE OR ITS AFFILIATES PURSUANT TO A DISTRIBUTION AND/OR SERVICING PLAN ADOPTED BY THE FUND PURSUANT TO RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH DISTRIBUTION OR "12b-1" FEES ARE DISCLOSED IN THE TABLE BELOW.

                                                                                                                   NET TOTAL ANNUAL
                                                                                                                       PORTFOLIO
                                                                                                                       OPERATING
                                                                                                                    EXPENSES (AFTER
                                                      DISTRIBUTION                 TOTAL ANNUAL      CONTRACTUAL          ANY
                                                        SERVICE                     PORTFOLIO      EXPENSE WAIVER    REIMBURSEMENT
                                       MANAGEMENT       (12b-1)        OTHER        OPERATING            OR           AND WAIVER
             PORTFOLIO                    FEES            FEES        EXPENSES       EXPENSES      REIMBURSEMENT     AGREEMENTS)
AIM V.I. Real Estate Fund (Series I
shares) (1)                              0.90%           None           0.52%          1.42%         -0.15%(2)         1.27%(2)(3)
AIM V.I. Capital Development Fund
(Series II shares) (1)                   0.75%           0.25%          0.35%          1.35%         -0.01%(2)         1.34%(2)(3)
AIM V.I. International Growth Fund
(Series II Shares) (1)                   0.74%           0.25%          0.40%          1.39%             -             1.39%(3)
AIM V.I. Aggressive Growth Fund
(Series I shares)                        0.80%           None           0.36%          1.16%         -0.05%(4)         1.11%(4)
AIM V.I. Health Sciences Fund
(Series I Shares)                        0.75%           None           0.36%          1.11%         -0.01%(5)         1.10%(5)
AIM V.I. Growth Fund (Series
I shares)(6) (7)                         0.63%           None           0.28%          0.91%             -             0.91%(8)

American Century Investments VP
Balanced Fund                            0.90%           None           0.00%          0.90%             -             0.90%
American Century Investments VP
International Fund                       1.33%           None           0.01%          1.34%             -             1.34%
American Century Investments  VP
Value Fund                               0.95%           None           0.00%          0.95%             -             0.95%
American Century Investments VP
Ultra(R) Class II Fund                   0.90%           0.25%          0.01%          1.16%             -             1.16%

The Dreyfus Socially Responsible
Growth Fund, Inc. -- Initial Shares      0.75%           None           0.07%          0.82%             -             0.82%
Dreyfus IP -  MidCap Stock
Portfolio -- Initial Shares              0.75%           None           0.03%          0.78%             -             0.78%
Dreyfus IP - Technology Growth
Portfolio -- Initial Shares              0.75%           None           0.10%          0.85%             -             0.85%
Dreyfus VIF -  Appreciation
Portfolio -- Initial Shares              0.75%           None           0.04%          0.79%             -             0.79%
Dreyfus Stock Index Fund, Inc.
-- Service Shares                        0.25%           0.75%          0.01%          0.51%             -             0.51%
Dreyfus VIF - Quality Bond
Portfolio -- Initial Shares              0.65%           None           0.09%          0.74%             -             0.74%

                                                                                                                   NET TOTAL ANNUAL
                                                                                                                       PORTFOLIO
                                                                                                                       OPERATING
                                                                                                                    EXPENSES (AFTER
                                                      DISTRIBUTION                 TOTAL ANNUAL      CONTRACTUAL          ANY
                                                        SERVICE                     PORTFOLIO      EXPENSE WAIVER    REIMBURSEMENT
                                       MANAGEMENT       (12b-1)        OTHER        OPERATING            OR           AND WAIVER
             PORTFOLIO                    FEES            FEES        EXPENSES       EXPENSES      REIMBURSEMENT     AGREEMENTS)
Federated High Income Bond Fund II -
Primary Shares                           0.60%           0.25%(9)       0.14%          0.99%         -0.25%(10)        0.74%(10)
Federated Capital Income Fund II         0.75%(11)       0.25%(12)      0.42%(13)      1.42%             -             1.42%
Federated International Equity Fund
II (14)

Fidelity VIP Money Market
Portfolio - Service Class 2 Shares       0.20%           0.25%          0.10%          0.55%             -             0.55%
Fidelity VIP Equity-Income
Portfolio - Initial Class shares         0.47%           None           0.11%          0.58%         -0.01%(15)        0.57%(15)
Fidelity VIP Growth Portfolio -
Initial Class Shares                     0.58%           None           0.10%          0.68%         -0.03%(15)        0.65%(15)
Fidelity VIP Contrafund(R)
Portfolio - Initial Class shares         0.57%           None           0.11%          0.68%         -0.02%(15)        0.66%(15)
Fidelity VIP Growth & Income
Portfolio - Initial Class shares         0.47%           None           0.13%          0.60%             -             0.60%
Fidelity VIP Asset Manager Portfolio     0.53%           None           0.12%          0.65%         -0.01%(16)        0.64%
Fidelity VIP Growth Opportunities
Portfolio - Initial Class Shares (7)     0.58%           None           0.14%          0.72%         -0.02%(16)        0.70%(16)

Franklin Small-Mid  Cap Growth
Securities Fund - Class 2                0.48%           0.25%(17)      0.29%          1.02%         -0.03%(18)        0.99%(18)
Franklin U.S. Government Fund -
Class 2                                  0.49%(19)       0.25%(17)      0.05%          0.79%             -             0.79%
Franklin Income Securities Fund -
Class 2                                  0.47%(19)       0.25%(17)      0.02%          0.74%             -             0.74%
Templeton Developing Markets
Securities Fund - Class 2                1.25%           0.25%          0.29%          1.79%             -             1.79%
Templeton Growth Securities Fund -
Class 2                                  0.79%(19)       0.25%(17)      0.07%          1.11%             -             1.11%
Mutual Shares Securities Fund -
Class 2                                  0.60%           0.25%(17)      0.15%          1.00%             -             1.00%

ING VP Natural Resources Trust           1.00%           None           0.33%          1.33%             -             1.33%
ING VP Emerging Markets Fund (14)        0.85%           None           0.39%(20)      1.24%         +0.05%(21)        1.29%

JPMorgan U.S. Large Cap Core Equity
Portfolio (7)                            0.35%           None           0.50%(22)      0.85%(23)         -             0.85%
JPMorgan Mid Cap Value Portfolio         0.70%           None           0.55%(24)      1.25%             -             1.25%
JPMorgan International Equity
Portfolio                                0.60%           None           0.60%          1.20%(25)         -             1.20%

Pioneer Equity Income VCT
Portfolio -- Class II Shares             0.65%           0.25%          0.08%          0.98%             -             0.98%
Pioneer Small Cap Value VCT
Portfolio - Class II Shares (26)         0.75%           0.25%          0.59%          1.59%         -0.05%            1.54%
Pioneer Emerging Markets VCT
Portfolio - Class II Shares (26)         1.15%           0.25%          0.71%          2.11%         -0.12%            1.99%
Pioneer Strategic Income VCT
Portfolio - Class II Shares (26)         0.65%           0.25%          0.39%          1.29%             -             1.29%
Pioneer High Yield VCT Portfolio -
Class II Shares                          0.65%           0.25%          0.14%          1.04%             -             1.04%

Scudder Variable Series II: Total
Return Portfolio(7) (27) (28)            0.45%           None           0.06%          0.51%             -             0.51%

Scudder Variable Series I:
International Portfolio (7) (29)         0.87%           None           0.17%          1.04%             -             1.04%

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

----------
(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(5) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(6) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(7) This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(8) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(9) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.

(10) The percentages shown are based on expenses for the entire year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

(11) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(12) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(13) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(14) This portfolio is only available if you have been continuously invested in it since April 30, 2000.

(15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.57% for the Fidelity VIP Equity-Income Portfolio - Initial Class shares; 0.65% for the Fidelity VIP Growth Portfolio - Initial Class shares; and 0.66% for the Fidelity VIP Contrafund Portfolio - Initial Class shares. These offsets may be discontinued at any time.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.64% for the Fidelity VIP Asset Manager portfolio. These offsets may be discontinued at any time.

(17) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(18) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.

(19) The Fund administration fee is paid indirectly through the management fee.

(20) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(21) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupments by ING Investments, LLC within three years. The expense limit will continue through at May 1, 2006. Please see the underlying portfolio prospectus for more information.

(22) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(23) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(24) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(25) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(26) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(27) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS Small Cap Growth (0.72%, 1.09%) and SVS Total Return (0.51%, 0.89%).

(28) Restated and estimated to reflect expenses expected upon consummation of the merger.

(29) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names Scudder VS I: International (1.37%).

EXAMPLES
     Changes to the portfolio expenses affect the results of the expense Examples in your prospectus. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.

       PLEASE NOTE THAT EFFECTIVE JULY 15, 2005, SYMETRA LIFE INSURANCE'S
                      PHYSICAL ADDRESS WILL BE CHANGED TO:
                         SYMETRA LIFE INSURANCE COMPANY
                                777 108TH AVE. NE
                               BELLEVUE, WA 98004